Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 63,621	$ 78,846	$ 71,673	$ 23,712
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,000	62,000	56,000
FRANCE
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,000	17,000	16,000
Technical Equipments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	51,072	$ 58,072	$ 4,436	$ 3,160
Calyxt Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,110
Calyxt Inc. [member] | Technical Equipments [Member] | Assets Put In Service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets put in service	1,700
Calyxt Inc. [member] | Buildings [member] | Assets Put In Service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets put in service	1,300
Cellectis [member] | Assets Under Construction [Member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	$ 1,300